Condensed Financial Information of the Parent Company (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
STATEMENTS OF CASH FLOWS
Cash flows used in operating activities	$ (43,693,582)	(271,101,198)	116,736,250	14,663,258	$ 424,908	2,636,388	(3,057,858)	(489,138)
Cash flows used in investing activities	(36,734,567)	(227,923,296)	(304,217,892)	(46,785,852)	(83,597,640)	(518,689,918)	(93,595,112)	(148,778,745)
Cash flows from financing activities					248,266,876	1,540,396,658	306,360,473
Effect of exchange rate changes on cash	(491,994)	(3,052,623)	1,286,468	(740,678)	(489,955)	(3,039,977)	(5,250,519)	(717,845)
Net increase/(decrease) in cash and cash equivalents	167,346,733	1,038,319,541	120,165,299	(32,863,272)	164,604,189	1,021,303,151	204,456,984	(149,985,728)
Cash and cash equivalents at the beginning of year	67,595,467	419,402,835	299,237,536	332,100,808	48,669,780	301,976,515	97,519,531	247,505,259
Cash and cash equivalents at the end of year	234,942,200	1,457,722,376	419,402,835	299,237,536	213,273,969	1,323,279,666	301,976,515	97,519,531
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders	2,515,216	15,605,908	59,428,400		2,515,216	15,605,908	59,428,400
Accrued issuance cost related to private placement	2,268,685	14,076,285			2,268,685	14,076,285
Accrual related to deferred initial public offering costs			2,127,187				2,127,187
Receivables related to exercise of stock options	$ (164,354)	(1,019,748)			$ (164,354)	(1,019,748)